Revenue and Other Income (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Revenue and Other Income [Line Items]
HJF R&D grant	$ 339,819	$ 124,164